Note 13 - Stockholders' Equity (Details Textual) - USD ($)		12 Months Ended
	Sep. 19, 2013	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015		Aug. 31, 2015	Sep. 30, 2014	[1]
Common Stock, Shares Authorized		150,000,000	150,000,000	150,000,000
Preferred Stock, Shares Authorized		10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Outstanding		0	0	0
Stock Repurchase Program, Authorized Amount						$ 2,000,000
Stock Repurchased During Period, Shares			33,933	46,643
Stock Repurchased During Period, Value			$ 86,000	$ 145,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Fair Value				$ 385,000
Scenario, Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number				4,334
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	186,545
Allocated Share-based Compensation Expense		$ 9,000		$ 199,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number				4,334	[1]		62,124
Restricted Stock Units (RSUs) [Member] | One Year After [ Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			33.33%
Restricted Stock Units (RSUs) [Member] | Upon Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			33.33%
Restricted Stock Units (RSUs) [Member] | Two Years After [ Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			33.33%
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	115,775
Restricted Stock Units (RSUs) [Member] | Independent Advisors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	70,770
Employee Stock Option [Member]
Allocated Share-based Compensation Expense		$ 202,000		$ 391,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		5 years
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized		50,000	50,000	50,000
Preferred Stock, Shares Outstanding		0	0	0
Series C Preferred Stock [Member]
Preferred Stock, Shares Authorized		34,500	34,500	34,500
Preferred Stock, Shares Outstanding		0	0	0
Series D Preferred Stock [Member]
Preferred Stock, Shares Authorized		100,000	100,000	100,000
Preferred Stock, Shares Outstanding		0	0	0
Series E Preferred Stock [Member]
Preferred Stock, Shares Authorized		200,000	200,000	200,000
Preferred Stock, Shares Outstanding		0	0	0

[1]	Includes 4,334 restricted stock units previously not reported.